Note Payable to Bank (Details - Debt maturities)	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 12,850
2023	12,850
2024	12,850
2025	12,850
2026	7,509
Total payments	58,909
Less current portion	12,850
Debt maturity, noncurrent	$ 46,059